UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2013

Item 1. Schedule of Investments.

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.2%
	CONSUMER DISCRETIONARY – 13.4%
17,370	Bed Bath & Beyond, Inc.*	$1,019,619
19,720	Comcast Corp. - Class A	750,938
13,095	Core-Mark Holding Co., Inc.	656,452
21,260	Foot Locker, Inc.	730,281
10,105	McDonald's Corp.	962,905
12,970	Target Corp.	783,518
6,480	Vail Resorts, Inc.	342,468
		5,246,181
	CONSUMER STAPLES – 11.8%
8,800	Andersons, Inc.	414,920
6,450	Casey's General Stores, Inc.	353,009
4,080	JM Smucker Co.	361,610
14,080	PepsiCo, Inc.	1,025,728
14,437	Seneca Foods Corp. - Class A*	433,254
19,650	Unilever PLC - ADR	799,559
17,410	Wal-Mart Stores, Inc.	1,217,829
		4,605,909
	ENERGY – 10.6%
27,030	Carrizo Oil & Gas, Inc.*	580,604
10,150	Chevron Corp.	1,168,773
9,600	Gulfport Energy Corp.*	396,192
8,555	Pioneer Natural Resources Co.	1,005,555
9,360	Range Resources Corp.	628,711
3,705	SEACOR Holdings, Inc.	337,044
		4,116,879
	FINANCIALS – 18.2%
12,210	American Express Co.	718,070
13,000	Berkshire Hathaway, Inc. - Class B*	1,260,090
14,280	CIT Group, Inc.*	604,758
21,300	Comerica, Inc.	731,868
4,780	Enstar Group Ltd.*	588,227
29,730	JPMorgan Chase & Co.	1,398,797
27,100	Leucadia National Corp.	689,695
23,080	Plum Creek Timber Co., Inc. - REIT	1,111,994
		7,103,499
	HEALTH CARE – 12.1%
7,970	Becton, Dickinson and Co.	669,799
6,210	Humana, Inc.	461,775

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
14,050	Johnson & Johnson	$1,038,576
17,330	Medtronic, Inc.	807,578
18,500	Merck & Co., Inc.	800,125
17,425	UnitedHealth Group, Inc.	962,034
		4,739,887
	INDUSTRIALS – 19.6%
25,450	Apogee Enterprises, Inc.	622,253
9,990	Caterpillar, Inc.	982,916
8,550	Deere & Co.	804,213
17,420	Emerson Electric Co.	997,295
11,770	GATX Corp.	557,310
25,060	Oshkosh Corp.*	981,851
16,250	Owens Corning*	677,137
14,590	Raytheon Co.	768,601
4,370	Union Pacific Corp.	574,480
7,900	United Technologies Corp.	691,803
		7,657,859
	INFORMATION TECHNOLOGY – 9.6%
19,200	Avnet, Inc.*	678,912
4,385	International Business Machines Corp.	890,462
27,400	Microsoft Corp.	752,678
14,740	Motorola Solutions, Inc.	860,669
11,660	Plexus Corp.*	297,563
18,440	Western Union Co.	262,401
		3,742,685
	MATERIALS – 2.9%
8,830	Air Products & Chemicals, Inc.	772,007
9,560	Cabot Corp.	357,831
		1,129,838
	TOTAL COMMON STOCKS (Cost $31,793,757)	38,342,737

	SHORT-TERM INVESTMENTS – 1.8%
689,643	Fidelity Institutional Money Market Fund, 0.12%1	689,643

	TOTAL SHORT-TERM INVESTMENTS (Cost $689,643)	689,643

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

TOTAL INVESTMENTS – 100.0% (Cost $32,483,400)	$39,032,380
Other Assets in Excess of Liabilities – 0.0%	4,098

TOTAL NET ASSETS – 100.0%	$39,036,478

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.6%
	AUSTRALIA – 1.5%
2,199	Crown Ltd.	$26,569

	BELGIUM – 1.8%
1,020	NV Bekaert S.A.	30,669

	BERMUDA – 1.8%
3,783	Catlin Group Ltd.	31,382

	BRAZIL – 1.7%
4,074	Banco Santander Brasil S.A. - ADR	30,229

	CANADA – 1.5%
7,489	Genesis Land Development Corp.*	25,979

	DENMARK – 1.7%
939	D/S Norden A/S	28,831

	FRANCE – 13.9%
441	Cie Generale des Etablissements Michelin	41,014
1,468	GDF Suez	30,113
525	Nexans S.A.	27,190
902	Saft Groupe S.A.	24,363
370	Sanofi	36,069
1,868	Societe Television Francaise	22,573
491	Total S.A.	26,608
647	Vallourec S.A.	35,106
		243,036
	GERMANY – 6.9%
420	Krones A.G.	26,067
670	Leoni A.G.	28,991
532	Rheinmetall A.G.	28,319
1,800	Rhoen Klinikum A.G.	37,784
		121,161
	HONG KONG – 4.0%
77,000	Emperor International Holdings	24,133
82,000	Fook Woo Group Holdings Ltd.*1	4,346
43,091	Golden Meditech Holdings Ltd.	5,400
10,500	Yue Yuen Industrial Holdings Ltd.	35,173
		69,052

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	IRELAND – 1.8%
10,897	Beazley PLC	$31,697

	ITALY – 1.3%
3,117	Buzzi Unicem S.p.A.	22,449

	JAPAN – 23.5%
1,700	Azbil Corp.	36,362
6,500	Bank of Yokohama Ltd.	31,046
6,000	Chugoku Marine Paints Ltd.	31,639
1,900	Daiseki Co., Ltd.	26,970
7,000	Denki Kagaku Kogyo KK	25,278
600	Doshisha Co., Ltd.	16,276
200	Hirose Electric Co., Ltd.	23,807
500	Hogy Medical Co., Ltd.	24,098
1,800	Hokuto Corp.	33,765
600	Japan Petroleum Exploration Co.	22,108
1,700	Namco Bandai Holdings, Inc.	24,249
400	Ono Pharmaceutical Co., Ltd.	21,074
500	Secom Co., Ltd.	24,940
2,600	Star Micronics Co., Ltd.	25,730
600	Tokyo Electron Ltd.	25,801
500	Toyota Industries Corp.	16,604
		409,747
	LUXEMBOURG – 1.7%
2,059	APERAM	29,849

	NETHERLANDS – 5.9%
1,981	Koninklijke Ahold N.V.	29,109
425	Koninklijke DSM N.V.	26,033
737	Royal Dutch Shell PLC - A Shares	26,127
305	Wereldhave N.V. - REIT	21,027
		102,296
	NORWAY – 3.9%
865	Aker ASA – A Shares	36,887
1,859	Cermaq ASA	31,963
		68,850
	PANAMA – 1.8%
1,326	Banco Latinoamericano de Comercio Exterior S.A. - Class E	30,763

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE – 2.5%
40,515	Ascendas India Trust	$26,842
1,007	China Yuchai International Ltd.	17,270
		44,112
	SOUTH KOREA – 3.8%
1,920	DGB Financial Group, Inc.*	25,733
65	NongShim Co., Ltd.	16,640
740	Samsung Card Co., Ltd.	24,337
		66,710
	SWEDEN – 2.1%
2,091	Industrivarden A.B. - C Shares	36,698

	SWITZERLAND – 4.9%
1,523	GAM Holding A.G.	25,100
303	Holcim Ltd.	23,584
540	Novartis A.G.	36,705
		85,389
	UNITED KINGDOM – 9.6%
1,767	African Barrick Gold PLC	9,964
2,634	HSBC Holdings PLC	29,954
4,179	Investec PLC	30,585
983	Unilever PLC - ADR	39,998
10,510	Vodafone Group PLC	28,683
7,334	WM Morrison Supermarkets PLC	29,171
		168,355
	TOTAL COMMON STOCKS (Cost $1,597,617)	1,703,823

	SHORT-TERM INVESTMENTS – 1.4%
23,799	Fidelity Institutional Money Market Fund, 0.12%2	23,799

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,799)	23,799

	TOTAL INVESTMENTS – 99.0% (Cost $1,621,416)	1,727,622
	Other Assets in Excess of Liabilities – 1.0%	17,799

	TOTAL NET ASSETS – 100.0%	$1,745,421

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Fair valued under direction of the Board of Trustees. The aggregate value of such investments is 0.3% of net assets.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.3%
	AUSTRALIA – 2.0%
7,224	Australian Agricultural Co., Ltd.*	$9,192
84,587	Crown Ltd.	1,021,995
208,360	Tassal Group Ltd.	345,456
		1,376,643
	AUSTRIA – 2.0%
22,493	AMAG Austria Metall A.G.1	737,092
39,673	EVN A.G.	637,246
		1,374,338
	BELGIUM – 2.6%
9,226	Befimmo SCA Sicafi - REIT	644,976
38,405	NV Bekaert S.A.	1,154,747
		1,799,723
	BERMUDA – 1.8%
152,983	Catlin Group Ltd.	1,269,067

	CANADA – 1.6%
128,700	Genesis Land Development Corp. *	446,463
193,671	Genesis Land Development Corp. *2	673,790
		1,120,253
	DENMARK – 1.7%
38,359	D/S Norden A/S	1,177,756

	FRANCE – 6.3%
22,324	Nexans S.A.	1,156,168
36,694	Saft Groupe S.A.	991,101
72,247	Societe Television Francaise1	873,046
24,665	Vallourec S.A.	1,338,310
		4,358,625
	GERMANY – 10.1%
17,156	Hochtief A.G.*	1,119,512
13,896	Jungheinrich A.G.	641,444
15,843	Krones A.G.	983,281
34,659	Leoni A.G.	1,499,688
23,869	Rheinmetall A.G.	1,270,570
73,765	Rhoen Klinikum A.G.	1,548,414
		7,062,909
	HONG KONG – 5.0%
1,965,000	Emperor Entertainment Hotel Ltd.	506,946

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HONG KONG (Continued)
2,741,083	Emperor International Holdings	$859,111
1,710,000	Fook Woo Group Holdings Ltd.*3	90,622
4,834,000	Golden Meditech Holdings Ltd.	605,793
415,000	Yue Yuen Industrial Holdings Ltd.	1,390,160
		3,452,632
	IRELAND – 1.7%
414,661	Beazley PLC	1,206,167

	ITALY – 1.2%
84,768	Buzzi Unicem S.p.A.4	610,502
17,779	Buzzi Unicem S.p.A.4	259,255
		869,757
	JAPAN – 28.2%
128,000	Aozora Bank Ltd.	359,859
44,350	Arcs Co., Ltd.	830,678
77,000	Azbil Corp.	1,646,972
209,000	Bank of Yokohama Ltd.	998,259
174,250	Chugoku Marine Paints Ltd.	918,860
40,400	Cosel Co., Ltd.	473,543
72,800	Daiseki Co., Ltd.	1,033,377
302,000	Denki Kagaku Kogyo KK	1,090,578
39,100	Doshisha Co., Ltd.	1,060,623
8,600	Hirose Electric Co., Ltd.	1,023,708
21,600	Hogy Medical Co., Ltd.	1,041,056
72,900	Hokuto Corp.	1,367,478
29,700	Horiba Ltd.	872,285
22,900	Japan Petroleum Exploration Co.	843,799
37,600	Maruichi Steel Tube Ltd.	836,233
71,200	Namco Bandai Holdings, Inc.	1,015,602
13,300	Ono Pharmaceutical Co., Ltd.	700,712
48,265	Ryosan Co., Ltd.	939,311
82,500	Star Micronics Co., Ltd.	816,422
22,400	Tokyo Electron Ltd.	963,238
42,000	Tokyo Ohka Kogyo Co., Ltd.	817,414
		19,650,007
	LUXEMBOURG – 1.9%
91,236	APERAM	1,322,656

	NETHERLANDS – 3.5%
18,994	Koninklijke DSM N.V.	1,163,452

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
18,316	Wereldhave N.V. - REIT	$1,262,737
		2,426,189
	NORWAY – 3.9%
30,773	Aker ASA – A Shares	1,312,265
83,389	Cermaq ASA	1,433,783
		2,746,048
	PANAMA – 1.9%
58,489	Banco Latinoamericano de Comercio Exterior S.A. - Class E	1,356,945

	PUERTO RICO – 1.0%
47,427	Oriental Financial Group, Inc.	681,526

	SINGAPORE – 2.4%
1,277,000	Ascendas India Trust - REIT	846,037
49,253	China Yuchai International Ltd.	844,689
		1,690,726
	SOUTH KOREA – 4.1%
4,920	Daekyo Co., Ltd.	30,589
89,010	DGB Financial Group, Inc.*	1,192,950
2,482	NongShim Co., Ltd.	635,399
29,540	Samsung Card Co., Ltd.	971,507
		2,830,445
	SWEDEN – 1.8%
72,368	Industrivarden A.B. - C Shares	1,270,091

	SWITZERLAND – 4.2%
65,955	GAM Holding A.G.	1,086,978
17,519	Pargesa Holding S.A.	1,298,283
15,704	Vontobel Holding A.G.	505,579
		2,890,840
	UNITED KINGDOM – 6.4%
69,894	African Barrick Gold PLC	394,122
414,307	Colt Group S.A.*	695,221
172,593	Investec PLC	1,263,173
23,269	Whitbread PLC	948,382

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	UNITED KINGDOM (CONTINUED)
287,206	WM Morrison Supermarkets PLC	$1,142,356
		4,443,254
	TOTAL COMMON STOCKS (Cost $59,941,671)	66,376,597

	SHORT-TERM INVESTMENTS – 3.5%
2,423,527	Fidelity Institutional Money Market Fund, 0.12%5	2,423,527

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,423,527)	2,423,527

	TOTAL INVESTMENTS – 98.8% (Cost $62,365,198)	68,800,124
	Other Assets in Excess of Liabilities – 1.2%	832,758

	TOTAL NET ASSETS – 100.0%	$69,632,882

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

2	Canadian security traded in the U.S.
3	Fair valued under direction of the Board of Trustees. The aggregate value of such investments is 0.1% of net assets.
4	Company has multiple classes of shares.
5	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.7%
	AUSTRALIA – 1.0%
10,233	Crown Ltd.	$123,637

	BELGIUM – 1.0%
4,341	NV Bekaert S.A.	130,524

	BERMUDA – 1.2%
19,246	Catlin Group Ltd.	159,655

	BRAZIL – 1.0%
17,393	Banco Santander Brasil S.A. - ADR	129,056

	CANADA – 0.8%
30,880	Genesis Land Development Corp.*	107,123

	DENMARK – 1.1%
4,712	D/S Norden A/S	144,675

	FRANCE – 9.1%
2,838	Cie Generale des Etablissements Michelin	263,939
9,114	GDF Suez	186,958
3,144	Nexans S.A.	162,829
2,351	Sanofi	229,185
2,429	Total S.A.	131,630
3,800	Vallourec S.A.	206,186
		1,180,727
	GERMANY – 4.4%
3,201	Leoni A.G.	138,506
3,117	Rheinmetall A.G.	165,921
12,250	Rhoen Klinikum A.G.	257,142
		561,569
	HONG KONG – 1.5%
294,609	Golden Meditech Holdings Ltd.	36,920
46,500	Yue Yuen Industrial Holdings Ltd.	155,765
		192,685
	IRELAND – 1.5%
66,250	Beazley PLC	192,708

	JAPAN – 8.3%
11,800	Azbil Corp.	252,393
25,000	Bank of Yokohama Ltd.	119,409
36,000	Denki Kagaku Kogyo KK	130,002

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
13,400	Hokuto Corp.	$251,361
2,800	Tokyo Electron Ltd.	120,405
6,000	Toyota Industries Corp.	199,243
		1,072,813
	LUXEMBOURG – 0.9%
7,936	APERAM	115,049

	NETHERLANDS – 4.5%
9,180	Koninklijke Ahold N.V.	134,893
2,585	Koninklijke DSM N.V.	158,341
3,628	Royal Dutch Shell PLC - A Shares	128,611
2,334	Wereldhave N.V. - REIT	160,910
		582,755
	NORWAY – 2.3%
3,361	Aker ASA – A Shares	143,325
9,202	Cermaq ASA	158,218
		301,543
	PANAMA – 1.3%
7,246	Banco Latinoamericano de Comercio Exterior S.A. - Class E	168,107

	SOUTH KOREA – 2.2%
8,770	DGB Financial Group, Inc.*	117,539
5,200	Samsung Card Co., Ltd.	171,017
		288,556
	SWEDEN – 1.4%
10,291	Industrivarden A.B. - C Shares	180,612

	SWITZERLAND – 2.4%
2,257	Holcim Ltd.	175,673
2,010	Novartis A.G.	136,625
		312,298
	UNITED KINGDOM – 4.6%
17,498	Investec PLC	128,064
5,673	Unilever PLC - ADR	230,835
52,802	Vodafone Group PLC	144,102
24,414	WM Morrison Supermarkets PLC	97,106
		600,107

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES – 46.2%
1,390	Air Products & Chemicals, Inc.	$121,528
3,470	Alexander & Baldwin, Inc.	116,592
956	Amerco, Inc.	128,544
2,871	Andersons, Inc.	135,368
5,045	Avnet, Inc.*	178,391
4,807	BankUnited, Inc.	129,308
1,257	Berkshire Hathaway, Inc. - Class B*	121,841
3,600	Cabot Corp.	134,748
6,416	Carrizo Oil & Gas, Inc.*	137,816
28,589	Casual Male Retail Group, Inc.*	131,224
1,960	Caterpillar, Inc.	192,844
2,001	Chevron Corp.	230,415
4,455	CIT Group, Inc.*	188,669
5,821	Comerica, Inc.	200,010
2,463	Core-Mark Holding Co., Inc.	123,470
1,409	Deere & Co.	132,531
2,025	Deltic Timber Corp.	146,934
3,780	Discover Financial Services	145,114
2,800	Emerson Electric Co.	160,300
4,178	GATX Corp.	197,828
4,820	Gulfport Energy Corp.*	198,921
2,800	Hyatt Hotels Corp. - Class A*	112,196
2,624	Johnson & Johnson	193,966
4,319	JPMorgan Chase & Co.	203,209
7,893	Leucadia National Corp.	200,877
3,372	LSB Industries, Inc.*	139,601
1,900	McDonald's Corp.	181,051
5,388	Microsoft Corp.	148,008
4,308	Motorola Solutions, Inc.	251,544
2,500	Pioneer Natural Resources Co.	293,850
3,852	Plum Creek Timber Co., Inc. - REIT	185,589
2,207	SEACOR Holdings, Inc.	200,771
5,770	Silver Bay Realty Trust Corp. - REIT	119,785
3,422	Trinity Industries, Inc.	135,853
2,250	Vail Resorts, Inc.	118,913
3,521	Wal-Mart Stores, Inc.	246,294
		5,983,903
	TOTAL COMMON STOCKS (Cost $11,185,125)	12,528,102

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 3.6%
467,865	Fidelity Institutional Money Market Fund, 0.12%1	$467,865

	TOTAL SHORT-TERM INVESTMENTS (Cost $467,865)	467,865

	TOTAL INVESTMENTS – 100.3% (Cost $11,652,990)	12,995,967
	Liabilities in Excess of Other Assets – (0.3)%	(33,299)

	TOTAL NET ASSETS – 100.0%	$12,962,668

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 15.5%
	COMMUNICATIONS – 3.1%
34,180	AT&T, Inc.	$1,189,122
28,955	CenturyLink, Inc.	1,171,230
37,230	Meredith Corp.	1,349,960
		3,710,312
	CONSUMER, NON-CYCLICAL – 5.0%
66,455	Altria Group, Inc.	2,238,204
24,470	AstraZeneca PLC - ADR	1,178,965
28,110	GlaxoSmithKline PLC - ADR	1,282,097
30,760	Merck & Co., Inc.	1,330,370
		6,029,636
	ENERGY – 2.0%
15,140	ConocoPhillips	878,120
15,810	ONEOK Partners LP	942,276
12,260	Plains All American Pipeline LP	646,102
		2,466,498
	FINANCIAL – 1.1%
54,350	Government Properties Income Trust - REIT	1,350,597

	UTILITIES – 4.3%
56,100	AGL Resources, Inc.	2,344,980
18,200	Duke Energy Corp.	1,251,068
36,090	Southern Co.	1,596,261
		5,192,309
	TOTAL COMMON STOCKS (Cost $16,844,026)	18,749,352

Principal Amount

	CORPORATE BONDS – 13.1%
	BASIC MATERIALS – 1.0%
$1,125,000	ArcelorMittal 6.125%, 6/1/20181	1,202,518

	CONSUMER, CYCLICAL – 2.2%
1,500,000	Ingram Micro, Inc. 5.250%, 9/1/20171	1,625,676
500,000	Limited Brands, Inc. 5.250%, 11/1/20141	526,250
450,000	Vail Resorts, Inc. 6.500%, 5/1/20191	483,188
		2,635,114

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL – 0.4%
$500,000	RR Donnelley & Sons Co. 4.950%, 4/1/20141	$510,000

	DIVERSIFIED – 0.8%
900,000	Leucadia National Corp. 8.125%, 9/15/2015	1,017,000

	ENERGY – 4.5%
750,000	Frontier Oil Corp. 6.875%, 11/15/20181	806,250
1,050,000	Peabody Energy Corp. 6.500%, 9/15/20201	1,105,125
1,100,000	QEP Resources, Inc. 6.800%, 4/1/20181	1,210,000
700,000	Range Resources Corp. 6.750%, 8/1/20201	768,250
1,450,000	SEACOR Holdings, Inc. 7.375%, 10/1/20191	1,534,957
		5,424,582
	FINANCIAL – 4.2%
1,350,000	CNA Financial Corp. 6.500%, 8/15/20161	1,556,978
1,350,000	Goldman Sachs Group, Inc. 5.750%, 10/1/2016	1,540,170
500,000	HCP, Inc. 6.000%, 1/30/20171	578,088
500,000	SLM Corp. 8.450%, 6/15/20181	595,679
620,000	Weyerhaeuser Co. 7.950%, 3/15/2025	766,368
		5,037,283
	TOTAL CORPORATE BONDS (Cost $14,733,140)	15,826,497

Number of Shares

	MUTUAL FUNDS – 4.7%
43,303	John Hancock Preferred Income Fund	1,007,228
22,900	John Hancock Preferred Income Fund II	523,265
21,600	MFS Charter Income Trust	220,320
156,200	MFS Multimarket Income Trust	1,140,260
94,000	Nuveen Quality Preferred Income Fund	841,300
51,430	PIMCO Corporate & Income Strategy Fund	963,284

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	MUTUAL FUNDS (Continued)
65,470	Wells Fargo Advantage Multi-Sector Income Fund	$1,061,923

	TOTAL MUTUAL FUNDS (Cost $5,295,070)	5,757,580

	PREFERRED STOCKS – 64.4%
	COMMUNICATIONS – 2.5%
8,227	Comcast Corp. 5.000%, 12/15/20171	207,732
	Telephone & Data Systems, Inc.
31,000	6.875%, 11/15/20151	827,700
55,400	7.000%, 3/15/20161	1,494,138
17,700	5.875%, 12/1/20171	443,739
		2,973,309
	CONSUMER, NON-CYCLICAL – 0.6%
21,796	CHS, Inc. 8.000%, 3/4/20131	686,138

	FINANCIAL – 53.9%
80,000	Affiliated Managers Group, Inc. 6.375%, 8/15/20171	2,072,000
43,967	Aflac, Inc. 5.500%, 9/26/20171	1,120,719
67,200	Alexandria Real Estate Equities, Inc. 6.450%, 3/15/20171	1,790,880
44,000	American Financial Group, Inc. 6.375%, 6/12/20171	1,172,160
37,852	Ameriprise Financial, Inc. 7.750%, 6/15/20141	1,065,155
35,050	Associated Banc-Corp 8.000%, 9/15/20161	986,482
2,910	Bank of America Corp. 7.250%, 12/31/20492	3,450,591
45,000	Bank of New York Mellon Corp. 5.200%, 9/20/20171	1,127,250
	BB&T Corp.
83,000	5.850%, 5/1/20171	2,144,720
49,800	5.625%, 8/1/20171	1,267,410
72,000	Capital One Financial Corp. 6.000%, 9/1/20171	1,807,920
84,200	Charles Schwab Corp. 6.000%, 9/1/20171	2,227,932

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIAL (Continued)
61,700	Citigroup Capital IX 6.000%, 3/4/20131	$1,559,159
52,500	Citigroup Capital XV 6.500%, 3/4/20131	1,328,775
55,300	CommonWealth REIT 7.500%, 11/15/20141	1,190,056
31,097	CorTS Trust II for Provident Financing Trust I 8.200%, 2/19/20131	872,115
45,000	Discover Financial Services 6.500%, 12/1/20171	1,147,500
	Goldman Sachs Group, Inc.
27,500	6.500%, 11/1/20161	752,950
19,300	5.950%, 11/10/20171	476,710
96,260	HSBC USA, Inc. 6.500%, 3/4/20131	2,424,789
	JPMorgan Chase & Co.
72,800	8.625%, 9/1/20131	1,876,056
35,700	5.500%, 9/1/20171	891,429
64,450	Kimco Realty Corp. 6.000%, 3/20/20171	1,671,189
78,820	M&T Capital Trust IV 8.500%, 3/4/20131	2,005,969
65,760	Morgan Stanley Capital Trust IV 6.250%, 3/4/20131	1,653,864
31,536	Morgan Stanley Capital Trust V 5.750%, 3/4/20131	783,670
43,300	PNC Financial Services Group, Inc. 5.375%, 12/1/20171	1,088,995
13,213	Post Properties, Inc. 8.500%, 10/1/20261	866,773
	Prudential Financial, Inc.
60,200	9.000%, 6/15/20131	1,562,190
16,100	5.750%, 12/4/20171	407,974
40,608	PS Business Parks, Inc. 6.875%, 10/15/20151	1,082,203
	Public Storage
61,865	6.875%, 4/15/20151	1,716,135
14,000	6.500%, 4/14/20161	380,940
11,000	5.750%, 3/13/20171	283,030
10,397	5.625%, 6/15/20171	267,203
20,000	5.200%, 1/16/20181	503,000
58,600	Raymond James Financial, Inc. 6.900%, 3/15/20171	1,592,748

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIAL (Continued)
	SL Green Realty Corp.
26,523	7.625%, 3/4/20131	$676,071
46,900	6.500%, 8/10/20171	1,189,384
50,000	State Street Corp. 5.250%, 9/15/20171	1,254,500
	Stifel Financial Corp.
66,910	6.700%, 1/15/20151	1,787,166
9,650	5.375%, 12/31/20151	247,716
52,000	SunTrust Banks, Inc. 5.875%, 3/15/20181	1,289,600
58,900	U.S. Bancorp 6.000%, 4/15/20171,3	1,584,410
22,525	VNB Capital Trust I 7.750%, 3/4/20131	580,695
	Vornado Realty Trust
63,358	6.750%, 2/19/20131	1,597,255
50,000	5.400%, 1/25/20181	1,241,000
	Wells Fargo & Co.
22,000	5.200%, 9/15/20171	549,560
84,215	8.000%, 12/15/20171	2,494,448
80,395	WR Berkley Capital Trust II 6.750%, 3/4/20131	2,024,346
		65,134,792
	INDUSTRIAL – 1.8%
86,000	Stanley Black & Decker, Inc. 5.750%, 7/25/20171	2,228,260

	UTILITIES – 5.6%
47,860	Constellation Energy Group, Inc. 8.625%, 6/15/20131	1,235,267
43,050	Dominion Resources, Inc. 8.375%, 6/15/20141	1,168,377
57,800	NextEra Energy Capital Holdings, Inc. 8.750%, 3/1/20141	1,566,380
67,813	SCE Trust I 5.625%, 6/15/20171	1,752,966
43,700	Xcel Energy, Inc. 7.600%, 3/4/20131	1,109,980
		6,832,970
	TOTAL PREFERRED STOCKS (Cost $74,725,713)	77,855,469

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 1.9%
2,265,559	Fidelity Institutional Money Market Fund, 0.12%4	$2,265,559

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,265,559)	2,265,559

	TOTAL INVESTMENTS – 99.6% (Cost $113,863,508)	120,454,457
	Other Assets in Excess of Liabilities – 0.4%	447,661

	TOTAL NET ASSETS – 100.0%	$120,902,118

ADR – American Depositary Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

1	Callable.
2	Convertible security.
3	Variable, floating or step rate security.
4	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

Note 1 – Organization
Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research International All Cap Value Fund (the “International All Cap Value Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Global Value Fund (the “Global Value Fund”) and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The All Cap Value Fund and Strategic Income Fund are diversified funds.  The International All Cap Value Fund, International Small Cap Value Fund, and Global Value Fund are non-diversified funds.  The All Cap Value Fund, International All Cap Value Fund, International Small Cap Value Fund, and Global Value Fund’s primary investment objective is to provide long-term capital appreciation.  The Strategic Income Fund’s primary investment objective is to seek high current income.  The All Cap Value Fund commenced investment operations on November 16, 2009, the International All Cap Value Fund commenced investment operations on May 2, 2011, the International Small Cap Value Fund commenced investment operations on March 31, 2010, the Global Value Fund commenced investment operations on July 30, 2010 and the Strategic Income Fund commenced investment operations on December 31, 2012.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service.  The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At January 31, 2013, gross unrealized appreciation and depreciation on investments and foreign currency owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Value Fund	International All Cap Value Fund	International Small Cap Value Fund	Global Value Fund	Strategic Income Fund
Cost of Investments	$32,483,400	$1,622,043	$62,420,044	$11,696,159	$113,863,508

Gross Unrealized Appreciation	6,914,592	188,792	8,639,866	1,703,847	7,220,440
Gross Unrealized Depreciation	(365,612)	(83,179)	(2,259,990)	(404,029)	(629,491)
Net Unrealized Appreciation/(Depreciation)	$6,548,980	$105,613	$6,379,876	$1,299,818	$6,590,949

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In addition, the Funds have adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2013, in valuing the Funds’ assets carried at fair value:

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

All Cap Value Fund
	Level 1	Level 2*	Level 3*	Total
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)
Investments
Common Stocks1	$38,342,737	$-	$-	$38,342,737
Short-Term Investments	689,643	-	-	689,643
Total Investments	$39,032,380	$-	$-	$39,032,380

1	All common stocks held in the All Cap Value Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

International All Cap Value Fund
	Level 1	Level 2*	Level 3**	Total
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)
Investments
Common Stocks
Consumer Discretionary	$22,573	$188,876	$-	$211,449
Consumer Staples	39,998	140,648	-	180,646
Energy	-	74,843	-	74,843
Financials	87,834	374,558	-	462,392
Health Care	37,784	123,346	-	161,130
Industrials	17,270	221,786	4,346	243,402
Information Technology	-	111,700	-	111,700
Materials	-	199,465	-	201,157
Telecommunication Services	-	28,683	-	28,683
Utilities	-	30,113	-	30,113
Total Common Stocks	205,459	1,494,018	4,346	1,703,823
Short-Term Investments	23,799	-	-	23,799
Total Investments, at Value	$229,258	$1,494,018	$4,346	$1,727,622

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

International Small Cap Value Fund
	Level 1	Level 2*	Level 3**	Total
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)
Investments
Common Stocks
Consumer Discretionary	$873,046	$7,473,985	$-	$8,347,031
Consumer Staples	345,456	5,418,886	-	5,764,342
Energy	-	843,799	-	843,799
Financials	4,510,340	14,995,423	-	19,505,763
Health Care	1,548,414	2,347,561	-	3,895,975
Industrials	844,689	10,185,062	90,622	11,120,373
Information Technology	-	6,261,936	-	6,261,936
Materials	737,092	8,567,819	-	9,304,911
Telecommunication Services	695,221	-	-	695,221
Utilities	637,246	-	-	637,246
Total Common Stocks	10,191,504	56,094,471	90,622	66,376,597
Short-Term Investments	2,423,527	-	-	2,423,527
Total Investments	$12,615,031	$56,094,471	$90,622	$68,800,124

*
In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $1,494,018 and $56,094,471 of investment securities from International All Cap Value and International Small Cap Value Fund, respectively, were classified as Level 2 instead of Level 1.

**
The International All Cap Value and International Small Cap Value Funds each held one Level 3 security as of January 31, 2013, the value of such security was $4,346 and $90,622 for the International All Cap Value and International Small Cap Value Fund, respectively. The security classified as Level 3 was halted and the Advisor has applied an increasing percentage discount to the last available price for the security as a fair value price for the security.

Transfers are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels from October 31, 2012 to January 31, 2013, represented by recognizing the January 31, 2013 market value of securities:

International Small Cap Value Fund
Transfers into Level 1	$737,092
Transfers out of Level 1	-
Net transfers in (out) of Level 1	$737,092

Transfers into Level 2	$-
Transfers out of Level 2	(737,092)
Net transfers in (out) of Level 2	$(737,092)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International All Cap Value Fund	International Small Cap Value Fund
Beginning balance October 31, 2012	$4,349	$90,685
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	(3)	(63)
Purchases	-	-
Sales	-	-
Ending balance January 31, 2013	$4,346	$90,622

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

Global Value Fund
	Level 1	Level 2*	Level 3**	Total
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)
Investments
Common Stocks
Consumer Discretionary	$666,854	$881,090	$-	$1,547,944
Consumer Staples	612,497	641,578	-	1,254,075
Energy	1,061,773	260,241	-	1,322,014
Financials	2,015,280	1,373,239	-	3,388,519
Health Care	451,108	402,730	-	853,838
Industrials	947,900	679,611	-	1,627,511
Information Technology	577,943	372,798	-	950,741
Materials	542,811	709,589	-	1,252,400
Telecommunication Services	-	144,102	-	144,102
Utilities	-	186,958	-	186,958
Total Common Stocks	6,876,166	5,651,936	-	12,528,102
Short-Term Investments	467,865	-	-	467,865
Total Investments	$7,344,031	$5,651,936	$-	$12,995,967

Strategic Income Fund
	Level 1	Level 2	Level 3**	Total
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)
Investments
Common Stocks
Communications	$3,710,312	$-	$-	$3,710,312
Consumer, Non-cyclical	6,029,636	-	-	6,029,636
Energy	2,466,498	-	-	2,466,498
Financial	1,350,597	-	-	1,350,597
Utilities	5,192,309	-	-	5,192,309

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

Corporate Bonds
Basic Materials	-	1,202,518	-	1,202,518
Consumer, Cyclical	-	2,635,114	-	2,635,114
Consumer, Non-cyclical	-	510,000	-	510,000
Diversified	-	1,017,000	-	1,017,000
Energy	-	5,424,582	-	5,424,582
Financial	-	5,037,283	-	5,037,283
Mutual Funds	5,757,580	-	-	-
Preferred Stocks
Communications	2,973,309	-	-	2,973,309
Consumer, Non-cyclical	686,138	-	-	686,138
Financial	65,134,792	-	-	65,134,792
Industrial	2,228,260	-	-	2,228,260
Utilities	6,832,970	-	-	6,832,970
Total	102,362,401	15,826,497	-	118,188,898
Short-Term Investments	2,265,559	-	-	2,265,559
Total Investments	$104,627,960	$15,826,497	$-	$120,454,457

*
In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $5,651,936 of investment securities from the Global Value Fund was classified as Level 2 instead of Level 1.

**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advisory Research Funds, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	3/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	3/28/13

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	3/28/13

* Print the name and title of each signing officer under his or her signature.